Trade And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule Of Trade And Other Receivables

€ million	2025	2024
Trade receivables, net of provisions	507	349
Unbilled accrued revenue, net of provisions	243	242
Other receivables	111	165

Total trade and other receivables	861	756

Of which:
Financial receivables	828	726
Non-financial receivables	33	30
Non-current	91	107
Current	770	649

Schedule Of Provision Of Impairment On Trade And Other Receivables

€ million	2025	2024
As at 1 January	114	114

Business combination	22	0
Increase in provision	48	39
Reversals of provision	(29)	(33)
Utilised	(19)	(10)
Other movements	6	—
Impact of currency translation	(8)	4

As at 31 December	134	114